Contingencies (Details Narrative 3) (USD $)	9 Months Ended
Sep. 30, 2012
Litigation filed by Daniel Fisher
Loss Contingencies [Line Items]
Name of Plaintiff	Daniel Fisher
Name of Defendant	BiZone Pharmaceuticals, Inc., Elliot Maza, Brauser Honig Frost Group, Michael Brauser, Barry Honig, and The Frost Group LLC
Domicile of Litigation	United States District Court, Northern District of California
Case Number	No. 12-03716
Lawsuit Filing Date	16-Jul-12
Allegations

Fisher asserts claims for breach of contract, conversion, wrongful termination, and unjust enrichment, and violation of the federal whistleblower statute arising from his former role as an officer and director of the Company and certain contractual agreements that he entered into with the Company.

Damages Sought, Value	$ 23,000,000
Actions Taken by Defendant	The Company disputes Fisher’s allegations, intends to vigorously defend them, and has filed an action against Fisher in New York.
Litigation filed by BioZone Pharmaceuticals, Inc
Loss Contingencies [Line Items]
Name of Plaintiff	BioZone Pharmaceuticals, Inc
Name of Defendant	Daniel Fisher and 580 Garcia Properties, LLC
Domicile of Litigation	Supreme Court of the State of New York, County of New York
Case Number	No. 652489/2012
Lawsuit Filing Date	18-Jul-12
Allegations	Alleging breach of contract, breach of fiduciary duty, negligence, and fraud claims arising from Fisher’s former role as an officer and director of the company
Damages Sought	The Company is seeking $2 million in damages, together with the cancellation of 6.65 million shares of the Company’s stock, and Fisher’s forfeiture of property located at 580 Garcia Avenue, Pittsburg, CA, which property is used by the Company as a warehouse facility.
Litigation filed by Aphena Pharma Solutions – Maryland, LLC f/k/a Celeste Contract Packaging, LLC
Loss Contingencies [Line Items]
Name of Plaintiff	Aphena Pharma Solutions – Maryland, LLC f/k/a Celeste Contract Packaging, LLC
Name of Defendant	BioZone Laboratories, Inc. and BioZone Pharmaceuticals, Inc. and Daniel Fisher
Domicile of Litigation	DISTRICT COURT FOR THE DISTRICT OF MARYLAND NORTHERN DIVISION
Case Number	Case 1:12-cv-00852-WDQ
Lawsuit Filing Date	19-Mar-12
Allegations	Alleges breach of contract and other commercial wrongdoing in connection with a single purchase order issued during early 2010 relating to the development of certain over the counter products to treat cough and cold symptoms.
Damages Sought	Although the complaint does not specify the amount of plaintiff’s alleged monetary damages, plaintiff’s payment associated with the purchase order was less than $190,000.